BUSINESS COMBINATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
BUSINESS COMBINATIONS
NOTE 12 - BUSINESS COMBINATIONS

NOTE 12 - BUSINESS COMBINATIONS

Scouted Asset Purchase

Effective January 31, 2021, the Company, through a wholly-owned subsidiary, acquired all assets of RLJ Talent Consulting, Inc., d/b/a Scouted, (“Scouted”) (the “Scouted Asset Purchase”). As consideration for the Scouted Asset Purchase, Scouted shareholders are entitled to a total of 224,163 shares of our restricted Common Stock (valued at $1,625,183 based on a $7.25 per share acquisition date price), of which 33,151 shares of stock will be held in reserve and are recorded as contingent consideration, a current liability in the accompanying financial statements, and an additional amount of $180,000 in cash consideration for a total purchase price of approximately $1.8 million. The Scouted Asset Purchase will be accounted for as a business acquisition. The assets acquired in the Scouted Asset Purchase consist primarily of sales and client relationships, contracts, intellectual property, partnership and vendor agreements and certain other assets (the “Scouted Assets”), along with a de minimis amount of other assets. The Company has completed the purchase price allocation of the $1.8 million for the acquired intangible assets during the second quarter of 2021. The Company is utilizing the Scouted Assets to expand its video hiring solutions and curated talent solutions, through its Recruiting Solutions subsidiary.

The acquisition is accounted for by the Company in accordance with the acquisition method of accounting pursuant to ASC 805 “Business Combinations” and pushdown accounting is applied to record the fair value of the assets acquired on Recruiting Solutions. Under this method, the purchase price is allocated to the identifiable assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. Any excess of the amount paid over the estimated fair values of the identifiable net assets acquired will be allocated to goodwill.

The following is a summary of the estimated fair value of the assets acquired at the date of acquisition:

Sales and client relationships and contracts	$1,382,076
Intellectual property	98,721
Domains	18,000
Goodwill	306,386
Total Purchase Price	$1,805,183

Upsider Asset Purchase

Effective March 25, 2021, the Company, through a wholly-owned subsidiary, entered into an Asset Purchase Agreement and Plan of Reorganization (the “APA”) with Upsider, Inc., (“Upsider”), to acquire all the assets and certain liabilities of Upsider (the “Upsider Purchase”). As consideration for the Upsider Purchase, Upsider’s shareholders will receive net cash of $69,983 and a total of 323,094 shares of our common stock (the “Consideration Shares”) (valued at $2,544,362, based on a $7.88 per share acquisition date price), of which 51,940 of the Consideration Shares will be held in reserve and are recorded as a current liability, contingent consideration in the accompanying financial statements. The shareholders of Upsider may also receive earn-out consideration of up to $1,394,760, based on the attainment of specific targets during the nine months following closing. We have recorded the fair value of the contingent earn-out consideration of $1,325,003 at September 30, 2021. The total purchase price is approximately $3.9 million. The assets acquired in the APA consist primarily of sales and client relationships, contracts, intellectual property, partnership and vendor agreements and a de minimis amount of other assets. The Company also assumed a small amount of liabilities in the form of net payables. The Company is utilizing Upsider’s machine learning artificial intelligence to provide a more predictive and efficient recruiting tool that enhances our current technology.

The Company also entered into a Registration Rights Agreement with Upsider (the “Registration Rights Agreement”). The Registration Rights Agreement provides that following the Nine-Month Anniversary (as defined in the Registration Rights Agreement), and for a period of five years thereafter, Upsider shall have the ability, on three occasions, to demand that Company shall file with the SEC a registration statement on Form S-1 or Form S-3, pursuant to the terms of the Registration Rights Agreement, to register the Consideration Shares. Additionally, pursuant to the Registration Rights Agreement, for a period of three years following the Nine-Month Anniversary, whenever the Company proposes to register the issuance or sale of any of its Common Stock or its own account or otherwise, and the registration form to be used may be used for the registration of the Consideration Shares.

The acquisition is accounted for by the Company in accordance with the acquisition method of accounting pursuant to ASC 805 “Business Combinations” and pushdown accounting is applied to record the fair value of the assets acquired on Recruiting Solutions. Under this method, the purchase price is allocated to the identifiable assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. Any excess of the amount paid over the estimated fair values of the identifiable net assets acquired will be allocated to goodwill.

The following is a summary of the estimated fair value of the assets acquired and liabilities assumed at the date of acquisition:

Sales and client relationships and contracts	$3,130,773
Intellectual property	156,539
Domains	4,600
Goodwill	736,525
Accounts payable	(89,089)
Total Purchase Price	$3,939,348

OneWire Asset Purchase

Effective May 10, 2021, we, through a wholly-owned subsidiary, entered into an Asset Purchase Agreement and Plan of Reorganization (the “APA”) with OneWire Holdings, LLC, a Delaware limited liability company (“OneWire”), to acquire all the assets and several liabilities of OneWire (the “OneWire Purchase”). As consideration for the OneWire Purchase, OneWire’s shareholders will receive a total of 155,327 shares (the “Consideration Shares”) of common stock, valued at $1,255,000, based on a price per share of $8.0797, the volume-weighted average price of the common stock for the 30 day period immediately prior to the closing date (as defined in the APA). At the date of closing the common stock was valued at $1,436,777. 31,066 of the Consideration Shares are subject to forfeiture pursuant to APA provisions regarding a post-closing working capital adjustment and a revenue true-up and pursuant to OneWire’s indemnity obligations. The assets acquired in the APA consist primarily of sales and client relationships, contracts, intellectual property, partnership and vendor agreements and certain other assets, along with a de minimis amount of other assets.The Company has completed the purchase price allocation of the $1.5 million for the acquired intangible assets during the second quarter of 2021. OneWire’s expansive candidate database in financial services and candidate matching service amplify our reach to give employers and recruiters access to an even broader pool of specialized talent.

The Company also entered into a Registration Rights Agreement with OneWire (the “Registration Rights Agreement”). The Registration Rights Agreement provides that following the Nine-Month Anniversary (as defined in the Registration Rights Agreement), and for a period of five years thereafter, OneWire shall have the ability, on three occasions, to demand that Company shall file with the SEC a registration statement on Form S-1 or Form S-3, pursuant to the terms of the Registration Rights Agreement, to register the Consideration Shares. Additionally, pursuant to the Registration Rights Agreement, for a period of three years following the Nine-Month Anniversary, whenever the Company proposes to register the issuance or sale of any of its Common Stock or its own account or otherwise, and the registration form to be used may be used for the registration of the Consideration Shares.

The acquisition is accounted for by the Company in accordance with the acquisition method of accounting pursuant to ASC 805 “Business Combinations” and pushdown accounting is applied to record the fair value of the assets acquired on Recruiting Solutions. Under this method, the purchase price is allocated to the identifiable assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. Any excess of the amount paid over the estimated fair values of the identifiable net assets acquired will be allocated to goodwill.

The following is a summary of the estimated fair value of the assets acquired and liabilities assumed at the date of acquisition:

Cash	$54,868
Accounts receivable	165,285
Sales and client relationships and contracts	760,852
Intellectual property	121,700
Domains	10,152
Goodwill	369,671
Total Purchase Price	$1,482,528

Pro Forma Information

The results of operations of Scouted, Upsider and OneWire are included in the Company’s consolidated financial statements from the dates of acquisition. The following supplemental unaudited pro forma combined financial information assumes that the acquisition had occurred at the beginning of the nine months ended September 30, 2021 and 2020:

	September 30,	September 30,
	2021	2020
Revenue	$14,228,592	$7,197,210
Net Loss	$(11,773,559)	$(16,268,831)
Loss per common share, basic and diluted	$(1.78)	$(3.45)

The pro forma financial information is not necessarily indicative of the results that would have occurred if the acquisition had occurred on the dates indicated or that result in the future.

Parrut Asset Purchase

Effective July 7, 2021, Recruiter.com Group, Inc. (the “Company”), a Nevada corporation, entered into and closed on an Asset Purchase Agreement (the “Purchase Agreement”) with Parrut, Inc. (“Parrut”), and certain individuals named therein. Parrut does business as Uncubed and, pursuant to the Purchase Agreement, the Company acquired the assets of the Technology Solutions Division of Uncubed. The purchased assets include assets related to Finalist, an online marketplace for sourcing and screening early-professional software and data candidates and assets related to Uncubed’s job board technology and candidate engagement platform which includes Mediabistro, a job board and professional community for media, content, and creative professionals.

The amount due at closing was $3,500,000, consisting of $500,000 in cash, a $1,750,000 promissory note with an interest rate of 6% and a maturity date of July 1, 2023, and 257,545 of the Company’s common stock (the “Common Stock”), obtained by dividing $1,250,000 by the volume-weighted average price of the Company for the five consecutive trading days immediately prior to the closing date. At the date of closing the common stock is valued at $1,264,551. In addition, the Purchase Agreement includes “earn-out” provisions under which the Company could become obligated to pay Parrut up to an additional $1,350,000 in the form of Common Stock (the “Earn-Out Consideration”). The Company’s preliminary estimate of the fair value of this contingent consideration was $1,125,000. The Earn-Out Consideration Parrut may be entitled to is equal to 1.35 times the revenue derived or generated by Company or any of its affiliates from the Purchased Assets achieved during the twelve-month period immediately following the closing date.

The Company also entered into a Registration Rights Agreement with Parrut (the “Registration Rights Agreement”). The Registration Rights Agreement provides that following the Nine-Month Anniversary (as defined in the Registration Rights Agreement), and for a period of five years thereafter, Parrut shall have the ability, on three occasions, to demand that Company shall file with the SEC a registration statement on Form S-1 or Form S-3, pursuant to the terms of the Registration Rights Agreement, to register the Consideration Shares. Additionally, pursuant to the Registration Rights Agreement, for a period of three years following the Nine-Month Anniversary, whenever the Company proposes to register the issuance or sale of any of its Common Stock or its own account or otherwise, and the registration form to be used may be used for the registration of the Consideration Shares.

The acquisition is accounted for by the Company in accordance with the acquisition method of accounting pursuant to ASC 805 “Business Combinations” and pushdown accounting is applied to record the fair value of the assets acquired on Recruiting Solutions. Under this method, the purchase price is allocated to the identifiable assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. Any excess of the amount paid over the estimated fair values of the identifiable net assets acquired will be allocated to goodwill.

The following is a summary of the estimated fair value of the assets acquired at the date of acquisition:

Cash	$10,702
Accounts receivable	17,720
Prepaid Assets	11,910
Intangible Assets	3,941,266
Goodwill	657,953
Total Purchase Price	$4,639,551

Pro Forma Information

The results of operations of Parrut will be included in the Company’s consolidated financial statements from the date of acquisition. The following supplemental unaudited pro forma combined financial information assumes that the acquisition had occurred at the beginning of the nine months ended September 30, 2021 and 2020:

	September 30,	September 30,
	2021	2020
Revenue	$14,636,721	$6,906,671
Net Loss	$(11,160,609)	$(9,891,967)
Loss per common share, basic and diluted	$(1.68)	$2.10)

The pro forma financial information is not necessarily indicative of the results that would have occurred if the acquisition had occurred on the dates indicated or that result in the future.

Novo Asset Purchase

Effective August 27, 2021, Recruiter.com Group, Inc. (the “Company”), a Nevada corporation, entered into and closed on an Asset Purchase Agreement (the “Purchase Agreement”) with the Novo Group, Inc. (the “Novo Group” or the “Target’), and certain individuals named therein (the “Selling Stockholders”). The Novo Group operates a recruitment services company for employers, providing talent, acquisition and other hiring solutions.

The Purchase Agreement provides for the sale of substantially all of the assets of Novo Group (the “Purchased Assets”), except for certain assets specified therein. The Purchased Assets include, among other assumed assets, certain contracts with the Target’s clients, permits owned, held and used by the Novo Group, intellectual property as well as tangible assets, and all of Target’s accounts receivable. Furthermore, the Company agreed to assume certain liabilities associated with the Novo Group business as provided in the Purchase Agreement.

The amount due at closing was approximately $7,117,425 (the “Base Purchase Price”), consisting of the following consideration: (i) $1,337,500 in cash, (ii) a $3,000,000 promissory note with an interest rate of 6%, that matures on February 1, 2024, (iii) working capital adjustments in the amount of approximately $217,045, which was paid as of September 30, 2021 and (iv) 508,711 restricted shares of common stock of the Company, obtained by dividing $2,350,000 by $4.62, the 30-day volume weighted average price of a share of the Company’s common Stock as reported by Bloomberg L.P. for the 30-day period immediately prior to the closing date (the “Equity Consideration”). At the date of closing, the common stock is valued at $2,019,583. 127,178 of the Company’s restricted shares of common stock (twenty-five percent (25%) of the Equity Consideration) will be placed in escrow to account for post-closing adjustments in respect to Target’s revenue from the closing date to the end of the 2021 calendar year, as well as to partially secure the indemnification obligations of the Selling Stockholders.

In addition to the Base Purchase Price, under the Purchase Agreement, there is an earn-out potential for the Selling Stockholders that is tied to revenue of Novo Group from sales of its products and services over eight calendar quarters (the “Earn-Out Period”), with such Earn-Out Periods beginning on January 1, 2022 and ending on December 31, 2023. Pursuant to the terms and conditions set forth in the Purchase Agreement, the Earn-Out Amount payable, if any, to the Selling Stockholders, would equal to 5% of the Target’s revenue (“Earn-Out Amount”) for each applicable Earn-Out Period. Earn-Out Amounts, if any, would be payable no later than thirty (30) days after the end of each Earn-Out Period. The Company’s preliminary estimate of the fair value of this contingent consideration is $543,297

In connection with entering into the Purchase Agreement, the Company, Novo Group and Selling Stockholders (the “Novo Parties”) executed a Registration Rights Agreement (the “Registration Rights Agreement”) whereby the Company agreed to register under the Securities Act of 1933, as amended (the “Securities Act”), for resale, subject to certain limitations, shares issued to the Novo Parties pursuant to the Purchase Agreement. Under Registration Rights Agreement, at any time after December 30, 2021, and within the five-year period following the closing date, the Novo Parties are entitled to request that the Company register all or part of the restricted shares of the Company’s common stock held by the Novo Parties on a long-form or short-form registration statement on one or more occasions in the future, which registrations may be “shelf registrations.” The Novo Parties are also entitled to participate in certain registered offerings by the Company, subject to the terms and conditions set forth in the Registration Rights Agreement.

The acquisition is accounted for by the Company in accordance with the acquisition method of accounting pursuant to ASC 805 “Business Combinations” and pushdown accounting is applied to record the fair value of the assets acquired on Recruiting Solutions. Under this method, the purchase price is allocated to the identifiable assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. Any excess of the amount paid over the estimated fair values of the identifiable net assets acquired will be allocated to goodwill.

The following is a summary of the estimated fair value of the assets acquired at the date of acquisition:

Accounts receivable	$762,000
Prepaid Assets	55,000
Intangible Assets	619,652
Goodwill	6,103,961
Assumed Liabilities	(423,188)
Total Purchase Price	$7,117,425

Pro Forma Information

The results of operations of Novo Group will be included in the Company’s consolidated financial statements from the date of acquisition. The following supplemental unaudited pro forma combined financial information assumes that the acquisition had occurred at the beginning of the nine months ended September 30, 2021 and 2020:

	September 30,	September 30,
	2021	2020
Revenue	$17,925,653	$9,179,941
Net Loss	$(9,246,157)	$(9,605,446)
Loss per common share, basic and diluted	$(1.40)	$(2.04)

The pro forma financial information is not necessarily indicative of the results that would have occurred if the acquisition had occurred on the dates indicated or that result in the future.

NOTE 14 — BUSINESS COMBINATION

Business Combination

On March 31, 2019, the Company, through its wholly-owned subsidiary Recruiter.com Recruiting Solutions LLC (“Recruiting Solutions”) acquired certain assets and assumed certain liabilities from Genesys pursuant to the Asset Purchase Agreement. Recruiting Solutions was formed for the purpose of completing the asset purchase transaction. For purposes of purchase accounting, the Company is referred to as the acquirer. The Company acquired the assets of Genesys for a purchase price of $8.6 million. The purchase consideration consisted of 200,000 shares of Series F Preferred Stock, which are convertible at any time after issuance at the option of the holder, subject to a beneficial ownership limitation of 4.99%, into 1,000,000 shares of the Company’s common stock. The shares of Series F Preferred Stock were valued at $8.6 million based on the conversion rate of the Series F Preferred Stock and the quoted closing price of $8.60 per share of the Company’s common stock as of March 29, 2019, the last trading day preceding the completion of the Asset Purchase.

The acquisition is accounted for by the Company in accordance with the acquisition method of accounting pursuant to ASC 805 “Business Combinations” and pushdown accounting is applied to record the fair value of the assets acquired on Recruiting Solutions. Under this method, the purchase price is allocated to the identifiable assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. Any excess of the amount paid over the estimated fair values of the identifiable net assets acquired will be allocated to goodwill. The Company will utilize these assets in its new employment staffing business to be operated through Recruiting Solutions, and to augment the Company’s existing and future revenues. Goodwill associated with the Genesys acquisition is expected to be tax deductible.

The following is a summary of the fair value of the assets acquired and liabilities assumed at the date of acquisition:

Accounts receivable	$768,005
Customer contracts	183,107
License	1,726,965
Goodwill	6,517,315
Accounts payable	(532,292)
Deferred revenue	(63,100)
$8,600,000

The results of operations of Recruiting Solutions are included in the Company’s consolidated financial statements from the date of acquisition of March 31, 2019. The following supplemental unaudited pro forma combined financial information assumes that the acquisition had occurred at the beginning of the years ended December 31, 2019:

December 31,
2019
Revenue	$7,799,626
Net Loss	$(12,672,671)
Loss per common share, basic and diluted	$(22.15)

The pro forma financial information is not necessarily indicative of the results that would have occurred if the acquisition had occurred on the dates indicated or that result in the future.